First Trust Private Credit Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023  (Unaudited)

Principal Amount		Value
	BANK LOANS — 50.7%
	Accordion Partners
$298,500	11.877%, 8/29/2029[1]	$301,127
449,062	11.889%, 8/29/2029[1]	453,014
1,477,444	AIS Holdco LLC 10.645% (3-Month Term SOFR+500 basis points), 8/15/2025[1,2,3,4]	1,429,427
635,000	Alegeus Technologies Holding Corp. 13.749%, 9/5/2024[1]	635,000
831,250	Arcline FM Holdings, LLC 10.881% (1-Month Term SOFR+525 basis points), 6/23/2028[1,3,4]	833,328
	Athos Merger Sub LLC
433,174	10.650% (1-Month Term SOFR+500 basis points), 7/31/2026[2,3,4]	424,781
359,229	13.900%, 7/31/2027[1,3,4]	346,656
1,000,000	Black Rifle Coffee Company, LLC 13.865%, 12/31/2027[1]	990,000
997,436	Cardinal Parent, Inc. 9.998% (3-Month Term SOFR+450 basis points), 11/12/2027[2,3,4]	918,474
2,750,000	Cire Alto OpCo, LLC 11.091%, 11/28/2028[1]	2,750,000
992,500	CPC/Cirtec Holdings, Inc. 11.640%, 1/30/2029[1]	984,560
	Dentive Capital, LLC
138,438	1.000%, 12/23/2028[1]	136,070
279,332	12.390%, 12/23/2028[1]	274,556
1,072,254	Fingerpaint Group 12.240%, 12/20/2026[1]	1,057,565
497,468	Florida Food Products LLC 10.470% (1-Month Term SOFR+500 basis points), 10/18/2028[2,3,4]	436,528
1,562,409	Florida Marine 14.900%, 9/1/2025[1]	1,585,845
2,647,385	Global IID Parent LLC 10.152% (1-Month Term SOFR+450 basis points), 12/16/2028[2,3,4]	2,537,624
243,982	H.W. Lochner LLC 12.314%, 7/2/2027[1]	240,029
	IDC Infusion Services
532,468	11.889%, 7/7/2028[1]	523,842
1,463,864	11.980%, 7/7/2028[1]	1,440,149
2,750,000	IFRG Investor III LP 0.000%*,1,5	2,712,435
1,088,924	Ivanti Software, Inc. 9.907% (3-Month Term SOFR+425 basis points), 12/1/2027[2,3,4]	1,036,612
	Monroe Capital Corp.
498,187	1.000%, 12/20/2028[1]	498,187
496,250	12.402%, 12/20/2028[1]	496,250

First Trust Private Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
	Neptune Bidco US, Inc.
$500,000	10.507% (1-Month Term SOFR+475 basis points), 10/11/2028[1,3,4]	$457,500
1,995,000	10.507% (1-Month Term SOFR+500 basis points), 4/11/2029[2,3,4]	1,827,639
	Orthopaedic (ITC) Buyer LLC
1,574,468	11.948%, 7/31/2028[1]	1,568,643
425,532	12.253%, 7/31/2028[1]	423,957
	PhyNet Dermatology LLC
517,241	11.493%, 8/16/2024[1]	512,069
980,302	11.988%, 8/16/2024[1]	970,499
1,015,124	11.493%, 10/20/2029[1]	1,004,973
487,333	11.988%, 10/20/2029[1]	477,586
1,408,462	Project Castle, Inc. 10.080% (3-Month Term SOFR+550 basis points), 6/1/2029[2,3,4]	1,257,053
2,815,800	Project Leopard Holdings, Inc. 10.733% (3-Month Term SOFR+525 basis points), 7/20/2029[2,3,4]	2,560,041
5,000,000	RHF VI Funding LLC 11.750%, 12/22/2050[1]	5,000,000
1,101,342	Royal Palm I 0.000%, 10/24/2033[1]	1,101,342
42,172	Royal Palm II 0.000%, 10/24/2028[1]	41,856
250,000	Shryne Group, Inc. 16.750% PIK, 5/26/2026[1,6]	251,250
983,678	South Florida ENT Associates 12.490%, 3/25/2025[1]	965,578
2,045,625	Steward Health Care System, LLC 16.189%, 12/31/2027[1]	1,979,142
221,147	Stronghold Digital Mining, Inc. 15.320%, 11/16/2025[1]	214,513
1,379,310	Synamedia Americas Holdings, Inc. 13.096%, 12/5/2028[1]	1,331,034
	TA/WEG Holdings LLC
374,335	12.253%, 10/2/2027	374,335
623,409	12.253%, 10/4/2027[1]	623,409
	Tank Holding Corp.
882,452	11.198%, 3/31/2028	847,154
15,409	11.750%, 3/31/2028	14,956
299,748	1.000%, 5/11/2029	288,507
694,750	11.455%, 5/11/2029	668,697
	Taoglas Group Holdings Limited
214,991	0.500%, 2/28/2029[1]	201,834

First Trust Private Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$779,121	12.390%, 2/28/2029[1]	$731,439
	TOTAL BANK LOANS
	(Cost $48,177,116)	48,737,065

Number of Shares
	CLOSED-END FUNDS — 0.4%
25,000	Palmer Square Capital BDC, Inc.*,7	411,114
	TOTAL CLOSED-END FUNDS
	(Cost $400,000)	411,114

Principal Amount
	COLLATERALIZED LOAN OBLIGATIONS — 35.6%
$500,000	Antares Loan Funding CLO 0.000%, 2/17/2032*,1	549,682
44,102	Ares Capital 2023-1 0.000%, 7/11/2033*,1	47,693
500,000	Ares XL CLO Ltd. Series 2016-40A, Class CRR, 8.455% (3-Month Term SOFR+306 basis points), 1/15/2029[2,3,4,8]	500,400
750,000	Barings CLO Ltd. Series 2018-3A, Class E, 11.427% (3-Month Term SOFR+601 basis points), 7/20/2029[2,3,4,8]	712,658
500,000	Barings CLO Ltd. 2018-IV Series 2018-4A, Class D, 8.555% (3-Month Term SOFR+316 basis points), 10/15/2030[2,3,4,8]	492,309
250,000	Benefit Street Partners CLO Ltd. Series 2015-8A, Class DR, 11.277% (3-Month Term SOFR+586 basis points), 1/20/2031[2,3,4,8]	219,562
250,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-4RA, Class C, 8.555% (3-Month Term SOFR+316 basis points), 7/15/2030[2,3,8]	234,360
	Carlyle Global Market Strategies Ltd.
250,000	Series 2014-1A, Class DR, 8.264% (3-Month Term SOFR+286 basis points), 4/17/2031[2,3,4,8]	238,332
500,000	Series 2014-3RA, Class C, 8.599% (3-Month Term SOFR+321 basis points), 7/27/2031[2,3,4,8]	482,500
500,000	Cedar Funding XVII CLO Ltd. Series 2023-17A, Class E, 13.586% (3-Month Term SOFR+816 basis points), 7/20/2036[1,2,3,4,8]	506,822
250,000	CIFC Funding 2018-II Ltd. Series 2018-2A, Class C, 8.527% (3-Month Term SOFR+311 basis points), 4/20/2031[2,3,4,8]	248,164

First Trust Private Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$500,000	CIFC Funding III Ltd. Series 2013-3RA, Class D, 11.560% (3-Month Term SOFR+616 basis points), 4/24/2031[2,3,4,8]	$471,238
500,000	CIFC Funding IV Ltd. Series 2017-4A, Class D, 11.760% (3-Month Term SOFR+636 basis points), 10/24/2030[2,3,4,8]	484,393
	CIFC Funding Ltd.
500,000	Series 2017-3A, Class C, 9.327% (3-Month Term SOFR+391 basis points), 7/20/2030[2,3,4,8]	497,750
875,000	Series 2018-2A, Class D, 11.527% (3-Month Term SOFR+611 basis points), 4/20/2031[2,3,4,8]	838,423
500,000	Clear Creek CLO Series 2015-1A, Class DR, 8.627% (3-Month Term SOFR+321 basis points), 10/20/2030[2,3,4,8]	495,755
500,000	Dryden 106 CLO Ltd. Series 2022-106A, Class D, 11.094% (3-Month Term SOFR+570 basis points), 10/15/2035[2,3,4,8]	509,857
500,000	Dryden 30 Senior Loan Fund Series 2013-30A, Class DR, 8.241% (3-Month Term SOFR+286 basis points), 11/15/2028[2,3,4,8]	483,704
500,000	Generate CLO Ltd. Series 2023-12A, Class E, 13.739% (3-Month Term SOFR+840 basis points), 7/20/2036[2,3,4,8]	505,573
500,000	Gilbert Park CLO Ltd. Series 2017-1A, Class D, 8.605% (3-Month Term SOFR+321 basis points), 10/15/2030[2,3,4,8]	498,277
500,000	HPS Loan Management Ltd. Series 8A-2016, Class DR, 8.577% (3-Month Term SOFR+316 basis points), 7/20/2030[2,3,4,8]	482,879
500,000	Invesco U.S. CLO Ltd. Series 2023-3A, Class E, 13.579% (3-Month Term SOFR+816 basis points), 7/15/2036[2,3,4,8]	507,169
1,500,000	Kohlberg CLO 0.000%, 12/28/2033*,1	1,500,000
1,926,983	Mount Logan Funding LP Series 2018-1A, Class SUBR, 0.000%, 1/22/2033*,2,4,7,8	1,500,007
935,000	Neuberger Berman CLO XXII Ltd. Series 2016-22A, Class DR, 8.764% (3-Month Term SOFR+336 basis points), 10/17/2030[2,3,4,8]	927,624
500,000	Newark BSL CLO 2 Ltd. Series 2017-1A, Class CR, 8.790% (3-Month Term SOFR+341 basis points), 7/25/2030[2,3,4,8]	486,005
500,000	Octagon Investment Partners 33 Ltd. Series 2017-1A, Class C, 8.427% (3-Month Term SOFR+301 basis points), 1/20/2031[2,3,4,8]	468,062

First Trust Private Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$500,000	OHA Credit Partners CLO XV Ltd. Series 2017-15A, Class D, 8.127% (3-Month Term SOFR+271 basis points), 1/20/2030[2,3,4,8]	$490,535
800,000	OSD CLO Ltd. Series 2023-27A, Class E, 13.644% (3-Month Term SOFR+825 basis points), 4/16/2035[2,3,4,8]	809,368
500,000	OZLM VII Ltd. Series 2014-7RA, Class DR, 11.774% (3-Month Term SOFR+637 basis points), 7/17/2029[2,3,4,8]	481,345
500,000	OZLM XX Ltd. Series 2018-20A, Class C, 8.627% (3-Month Term SOFR+321 basis points), 4/20/2031[2,3,4,8]	482,034
500,000	OZLM XXII, Ltd. Series 2018-22A, Class C, 8.314% (3-Month Term SOFR+291 basis points), 1/17/2031[2,3,4,8]	481,171
	Palmer Square European Loan Funding
600,000	Series 2023-1A, Class SUB, 0.000%, 11/15/2032*,2,4,7,8,9	597,109
300,000	Series 2023-1X, Class E, 10.532% (3-Month Euribor+653 basis points), 11/15/2032[2,3,4,7,9]	322,200
900,000	Series 2023-2X, Class SUB, 0.000%, 1/15/2033[2,4,7,9]	1,005,404
1,000,000	Series 2023-3X, Class SUB, 0.000%, 5/15/2033*,2,4,7,9	1,103,349
1,050,000	Series 2023-1X, Class SUB, 0.000%, 7/15/2036*,2,4,7,9	1,100,656
1,450,000	Series 2023-2X, Class SUB, 0.000%, 10/15/2036[2,4,7,9]	1,600,795
	Palmer Square Loan Funding Ltd.
825,000	Series 2023-1A, Class SUB, 0.000%, 7/20/2031[2,4,7,8]	968,178
750,000	Series 2023-1A, Class D, 13.255% (3-Month Term SOFR+800 basis points), 7/20/2031[2,3,4,7,8]	751,923
450,000	Series 2022-4A, Class SUB, 0.000%, 7/24/2031*,2,4,7,8	423,212
300,000	Series 2022-4A, Class D, 12.688% (3-Month Term SOFR+729 basis points), 7/24/2031[2,3,4,7,8]	297,807
500,000	Series 2023-2A, Class SUB, 0.000%, 1/25/2032*,2,4,7,8	499,832
1,250,000	Series 2023-4A, Class SUB, 0.000%, 10/20/2033*,2,4,7,8	1,245,898
500,000	Series 2023-2A, Class SUB, 0.000%, 4/20/2036*,2,4,7,8	466,102
500,000	Series 2023-3A, Class SUB, 0.000%, 1/20/2037*,2,4,7,8	500,105
500,000	Regatta XIV Funding Ltd. Series 2018-3A, Class E, 11.590% (3-Month Term SOFR+621 basis points), 10/25/2031[2,3,4,8]	469,928
638,000	Signal Peak CLO V Ltd. Series 2018-5A, Class D, 8.290% (3-Month Term SOFR+291 basis points), 4/25/2031[2,3,4,8]	624,379
500,000	Sound Point CLO XVII Ltd. Series 2017-3A, Class C, 8.677% (3-Month Term SOFR+326 basis points), 10/20/2030[2,3,4,8]	459,281

First Trust Private Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$500,000	Stewart Park CLO Ltd. Series 2015-1A, Class ER, 10.935% (3-Month Term SOFR+554 basis points), 1/15/2030[2,3,4,8]	$442,632
500,000	Stratus CLO 2022-1 Ltd. Series 2022-1A, Class E, 12.916% (3-Month Term SOFR+750 basis points), 7/20/2030[2,3,4,8]	499,305
375,000	TCI-Flatiron Clo 2018-1 Ltd. Series 2018-1A, Class ER, 11.802% (3-Month Term SOFR+641 basis points), 1/29/2032[2,3,4,8]	373,671
500,000	THL Credit Wind River 2018-2 Clo Ltd. Series 2018-2A, Class D, 8.655% (3-Month Term SOFR+326 basis points), 7/15/2030[2,3,4,8]	473,875
	Voya CLO Ltd.
500,000	Series 2017-1A, Class C, 8.994% (3-Month Term SOFR+359 basis points), 4/17/2030[2,3,4,8]	485,261
750,000	Series 2014-1A, Class CR2, 8.457% (3-Month Term SOFR+306 basis points), 4/18/2031[2,3,4,8]	707,068
250,000	Series 2018-2A, Class D, 8.405% (3-Month Term SOFR+301 basis points), 7/15/2031[2,3,8]	235,529
400,000	Series 2016-3A, Class CR, 8.907% (3-Month Term SOFR+351 basis points), 10/18/2031[2,3,4,8]	373,128
500,000	Series 2019-2A, Class D, 9.377% (3-Month Term SOFR+396 basis points), 7/20/2032[2,3,4,8]	498,531
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $33,027,392)	34,158,809

Number of Shares
	PRIVATE INVESTMENT FUNDS — 9.8%
N/A10	BCP Special Opportunities Fund*	2,543
N/A10	DSC Meridian LP*,1	2,404,583
N/A10	Linden Investors LP*,1	1,837,012
N/A10	Old Orchard Credit Fund LP*,1	1,820,430
N/A10	TCW Direct Lending VIII LLC*	823,193
N/A10	WhiteHawk IV-Plus Onshore Fund, L.P.*	2,277,746
N/A10	Wynwood BN, LLC	292,820
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $9,239,363)	9,458,327

First Trust Private Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 8.8%
8,450,722	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 5.20%[11]	$8,450,722
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $8,450,722)	8,450,722
	TOTAL INVESTMENTS — 105.3%
	(Cost $99,294,593)	101,216,037
	Liabilities in Excess of Other Assets — (5.3)%	(5,105,501)
	TOTAL NET ASSETS — 100.0%	$96,110,536

LLC — Limited Liability Company
LP — Limited Partnership
* Non-income producing security.
[1] The value of these securities was determined using significant unobservable inputs and is reported as Level 3 securities in the Fair Value Hierarchy table located in Note 2.
[2] Callable.
[3] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[5] Perpetual security. Maturity date is not applicable.
[6] Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
[7] Affiliated company.
[8] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $26,929,030, which represents 28.02% of the total net assets of the Fund.
[9] Foreign security denominated in U.S. Dollars.
[10] Investment does not issue shares.
[11] The rate is the annualized seven-day yield at period end.

Securities With Restrictions	Redemptions	Redemption			Original
On Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
BCP Special Opportunities Fund[a]	Not permitted	N/A	$-	$2,543	11/2/2023
DSC Meridan LPa	Quarterly[b]	65 Days	2,250,000	2,404,584	5/1/2023
Linden Investors LPa	Quarterly[b]	65 Days	1,750,000	1,837,012	5/1/2023
Old Orchard Credit Fund LPa	Quarterly[b]	65 Days	1,750,000	1,820,430	5/31/2023
Palmer Square Capital BDC, Inc.[a]	Not permitted	N/A	400,000	411,114	2/1/2023
TCW Direct Lending VIII LLC [a]	Not permitted	N/A	906,955	823,193	8/9/2023
WhiteHawk IV-Plus Onshore Fund, L.P. [a]	Not permitted	N/A	2,282,408	2,277,747	6/29/2023
Wynwood BN, LLC[a]	Not permitted	N/A	300,000	292,820	1/26/2023
Totals			$9,639,363	$9,869,443

a Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

b The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.

First Trust Private Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

			Currency	Value At	Value At	Unrealized
Sale		Currency	Amount	Settlement	December 31,	Appreciation
Contracts	Counterparty	Exchange	Sold	Date	2023	(Depreciation)
EUR	BNP Paribas	EUR per USD	(20,000)	(22,080)	(22,128)	(48)
EUR	BNP Paribas	EUR per USD	(10,000)	(11,120)	(11,247)	(127)
EUR	BNP Paribas	EUR per USD	(30,000)	(33,195)	(33,316)	(121)
EUR	BNP Paribas	EUR per USD	(20,000)	(22,180)	(22,309)	(129)
EUR	BNP Paribas	EUR per USD	(276,000)	(304,980)	(305,804)	(824)
EUR	BNP Paribas	EUR per USD	(30,000)	(33,315)	(33,600)	(285)
EUR	BNP Paribas	EUR per USD	(80,000)	(89,070)	(91,339)	(2,269)
EUR	BNP Paribas	EUR per USD	(20,000)	(22,080)	(22,184)	(104)
EUR	BNP Paribas	EUR per USD	(20,000)	(22,280)	(22,554)	(274)
EUR	BNP Paribas	EUR per USD	(448,000)	(498,848)	(505,885)	(7,037)
EUR	BNP Paribas	EUR per USD	(50,000)	(55,855)	(57,320)	(1,465)
EUR	BNP Paribas	EUR per USD	(944,000)	(1,062,000)	(1,085,016)	(23,016)
EUR	BNP Paribas	EUR per USD	(30,000)	(33,210)	(33,419)	(209)
EUR	BNP Paribas	EUR per USD	(20,000)	(22,340)	(22,646)	(306)
EUR	BNP Paribas	EUR per USD	(20,000)	(22,380)	(22,740)	(360)
EUR	BNP Paribas	EUR per USD	(20,000)	(22,210)	(22,369)	(159)
EUR	BNP Paribas	EUR per USD	(30,000)	(33,000)	(33,153)	(153)
EUR	BNP Paribas	EUR per USD	(30,000)	(33,390)	(33,695)	(305)
EUR	BNP Paribas	EUR per USD	(30,000)	(32,682)	(33,153)	(471)
EUR	BNP Paribas	EUR per USD	(80,000)	(87,664)	(89,854)	(2,190)
EUR	BNP Paribas	EUR per USD	(20,000)	(21,888)	(22,184)	(296)
EUR	BNP Paribas	EUR per USD	(90,000)	(99,271)	(101,492)	(2,221)
EUR	BNP Paribas	EUR per USD	(20,000)	(21,988)	(22,279)	(291)

First Trust Private Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS – (Continued)

			Currency	Value At	Value At	Unrealized
Sale		Currency	Amount	Settlement	December 31,	Appreciation
Contracts	Counterparty	Exchange	Sold	Date	2023	(Depreciation)
EUR	BNP Paribas	EUR per USD	(70,000)	(77,318)	(79,261)	(1,943)
EUR	BNP Paribas	EUR per USD	(688,000)	(769,402)	(782,254)	(12,852)
EUR	BNP Paribas	EUR per USD	(40,000)	(44,156)	(44,743)	(587)
EUR	BNP Paribas	EUR per USD	(50,000)	(55,800)	(57,558)	(1,758)
EUR	BNP Paribas	EUR per USD	(50,000)	(55,975)	(57,801)	(1,826)
EUR	BNP Paribas	EUR per USD	(1,408,000)	(1,576,960)	(1,628,796)	(51,836)
EUR	BNP Paribas	EUR per USD	(50,000)	(54,325)	(55,923)	(1,598)
EUR	BNP Paribas	EUR per USD	(50,000)	(53,890)	(55,459)	(1,569)
EUR	BNP Paribas	EUR per USD	(60,000)	(64,932)	(66,837)	(1,905)
EUR	BNP Paribas	EUR per USD	(680,000)	(760,920)	(777,399)	(16,479)
EUR	BNP Paribas	EUR per USD	(30,000)	(33,420)	(34,016)	(596)
EUR	BNP Paribas	EUR per USD	(30,000)	(33,465)	(34,156)	(691)
EUR	BNP Paribas	EUR per USD	(50,000)	(55,400)	(56,460)	(1,060)
EUR	BNP Paribas	EUR per USD	(40,000)	(43,820)	(44,619)	(799)
EUR	BNP Paribas	EUR per USD	(50,000)	(55,040)	(55,999)	(959)
EUR	BNP Paribas	EUR per USD	(40,000)	(44,220)	(44,987)	(767)
EUR	BNP Paribas	EUR per USD	(50,000)	(54,565)	(55,527)	(962)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(6,440,634)	$(6,581,481)	$(140,847)

EUR - Euro

See accompanying Notes to Schedule of Investments.

First Trust Private Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS

As of December 31, 2023  (Unaudited)

Note 1 - Valuation of Investments

UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on each business day and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P., (the “Investment Manager”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined. The mid-point of the last bid and the last ask is also known as the “mark.”

Fixed-income securities, except for private debt investments discussed below, with a remaining maturity of sixty (60) days or more will normally be valued according to dealer-supplied mean quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect market value will be valued based upon broker-supplied quotations provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect market value, such fixed-income securities will be valued using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost.

First Trust Private Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to, changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semi-annually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

The Fund values its investments in private investment funds (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act) at the value determined by each private investment fund in accordance with such private investment fund’s valuation policies and reported at the time of the Fund’s valuation. The Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund. Where deemed appropriate by the Valuation Designee and consistent with the 1940 Act, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.

The Fund will generally value shares of open-end and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the warrant based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

The Investment Manager and/or sub-advisers act as investment adviser to other clients that may invest in securities for which no public market price exists. Valuation determinations by the Investment Manager or its affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, given that the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration. Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.

First Trust Portfolios L.P., the Fund’s distributor, is under no duty to verify any valuations of the Fund’s investments.

First Trust Private Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with U.S. generally accepted accounting principles, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the NAV as practical expedient are no longer included in the fair value hierarchy.

First Trust Private Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of December 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Bank Loans	$-	$13,192,401	$35,544,665	$48,737,065
Collateralized Loan Obligations	-	31,554,611	2,604,197	34,158,808
Private Investment Funds	-	-	6,062,025	6,062,025
Short-Term Investments	8,450,722	-	-	8,450,722
Subtotal	$8,450,722	$47,747,012	$44,210,887	$97,408,621
Closed-End Funds				411,114
Private Investments Funds				3,396,302
Total Investments				$101,216,037